Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2015
Registrant Name	SCHRODER CAPITAL FUNDS (DELAWARE)
Central Index Key	0000019532
Amendment Flag	false
Document Creation Date	Mar. 01, 2016
Document Effective Date	Mar. 02, 2016
Prospectus Date	Mar. 01, 2016
SCHRODER US OPPORTUNITIES FUND | SCHRODER US OPPORTUNITIES FUND - INVESTOR CLASS | SCHRODER SERIES TRUST
Prospectus:
Trading Symbol	SCUIX
SCHRODER US OPPORTUNITIES FUND | SCHRODER US OPPORTUNITIES FUND - ADVISOR CLASS | SCHRODER SERIES TRUST
Prospectus:
Trading Symbol	SCUVX
SCHRODER US OPPORTUNITIES FUND | SCHRODER US OPPORTUNITIES FUND - R6 Shares | SCHRODER SERIES TRUST
Prospectus:
Trading Symbol	SCURX